Subsequent Events	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Subsequent Events [Text Block]

24. Subsequent Events

Mr. Roberto Fusté, a member of the General Partner’s Management Board as well as the Chief Executive Officer of the Asia-Pacific Segment resigned from the General Partner’s Management Board effective March 31, 2016 and will retire from the Company. Mr. Fusté is succeeded by Mr. Harry de Wit, as of April 1, 2016.

On February 17, 2016, the Company reached an agreement in principle to resolve the GranuFlo®/NaturaLyte® product liability litigation (see Note 19. “Commitments and Contingencies – Commercial Litigation”), which has been reflected in the Consolidated Financial Statements as well as within Item 5, “Operating and Financial Review and Prospects,” included in this report.